DISCONTINUED OPERATIONS (Details)	12 Months Ended								0 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended									12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Beijing Century College Group CNY	Dec. 31, 2011 Beijing Century College Group CNY	Dec. 02, 2011 Sale of four business USD ($) item	Dec. 02, 2011 Sale of four business CNY	Dec. 31, 2012 Sale of four business CNY	Dec. 31, 2011 Sale of four business Tutoring item	Dec. 31, 2011 Xi'an Tutoring CNY	Dec. 31, 2010 Xi'an Tutoring CNY	Dec. 31, 2011 Shandong Software Companies CNY	Dec. 31, 2010 Shandong Software Companies CNY	Dec. 31, 2011 Guangzhou HP Tutoring CNY	Dec. 31, 2010 Guangzhou HP Tutoring CNY	Dec. 31, 2011 Tianjin Holding CNY	Dec. 31, 2010 Tianjin Holding CNY	Dec. 31, 2012 Tianjin Holding CNY	Dec. 31, 2012 Beijing Siwa Century Facility Management Co. CNY	Dec. 31, 2011 Beijing Siwa Century Facility Management Co. CNY	Dec. 31, 2010 Beijing Siwa Century Facility Management Co. CNY	Dec. 30, 2011 Beijing Siwa Century Facility Management Co.	Dec. 31, 2012 Taishidian Holding CNY	Dec. 31, 2011 Taishidian Holding CNY	Dec. 31, 2010 Taishidian Holding CNY	Dec. 30, 2011 Sale of two business CNY
Discontinued operations
Cash consideration										35,000,000
Cash payment received				(4,481,000)							21,000,000
Number of Disposed Businesses									4	4		3
Ownership percentage held in discontinued operations																									100.00%
Total impairment loss prior to disposal of business										118,318,000
Disposal loss							8,185,000		0
Total consideration																													309,049,000
Outstanding consideration receivable from Xihua Group																						133,100,000
Outstanding consideration receivable from Xihua Group transferred to Suzhou Qingrun																						25,300,000
Impairment charge		478,710,000		25,336,000																			8,928,000
Assets classified as held for sale
Cash and cash equivalents		985,000		68,180,000																			139,099,000
Term deposits		85,677,000		45,205,000
Accounts receivable, net of allowance		567,000		1,422,000
Deferred tax assets				176,000
Amounts due from related parties		4,550,000		10,156,000
Inventory, net				201,000
Prepaid expenses and other current assets		41,380,000		16,470,000
Amounts due from related parties, non-current		22,284,000		22,463,000
Other current assets																							8,490,000
Property, plant and equipment, net		298,858,000		296,623,000																			99,892,000
Intangible assets, net		11,569,000		13,332,000																			59,885,000
Land use right, net		108,838,000		111,593,000																			18,113,000
Long-term prepayment and receivable				63,000
Goodwill		75,079,000		75,235,000																			55,724,000
Other non-current assets																							3,198,000
Total assets held for sale		649,787,000		661,119,000			649,787,000	1,045,520,000															384,401,000
Liabilities associated with assets classified as held for sale
Short-term borrowings		(2,000,000)		(58,070,000)
Accounts payable-trade		(27,613,000)		(28,540,000)
Accrued expenses and other current liabilities		(33,782,000)		(33,203,000)
Accruals and other liabilities																							(29,284,000)
Deferred revenue		(79,833,000)		(60,411,000)																			(67,787,000)
Income tax payable		(19,706,000)		(15,505,000)																			(7,745,000)
Amount due to related parties		(47,620,000)		(22,200,000)
Current portion of Long-term borrowings		(28,500,000)		(16,000,000)
Long-term borrowings		(18,000,000)		(46,500,000)
Deferred tax liabilities - non-current		(8,432,000)		(9,141,000)																			(12,029,000)
Non-current portion of consideration payable for acquisitions and others		(27,409,000)		(31,116,000)
Other current liabilities																							(3,467,000)
Other non-current liabilities																							(24,857,000)
Total liabilities associated with assets classified as held for sale		(292,895,000)		(320,686,000)			(292,895,000)	(465,855,000)															(145,169,000)
Amount due to the Group's continuing operation		4,211,000		25,331,000															125,059,000		142,186,000
Impairment loss	137,509,000	856,696,000		25,336,000
Revenues, income/loss from discontinued operation and gain/loss on sale of discontinued operations
Revenues			160,787,000		188,916,000								26,756,000	25,800,000		15,020,000		8,620,000	5,161,000	13,146,000			128,870,000	126,330,000		103,382,000	115,370,000	102,466,000
Impairment loss													(36,303,000)		(39,758,000)		(29,073,000)		(13,183,000)				(8,928,000)
Income/(loss) from discontinued operation													(36,876,000)	8,113,000	(43,315,000)	6,304,000	(30,074,000)	3,383,000					5,439,000	36,310,000		12,395,000	1,427,000	(10,792,000)
Income tax benefit/ (expense)															533,000	(259,000)	316,000	360,000	6,000	(378,000)			908,000	(532,000)		(3,669,000)	(3,390,000)	216,000
Income/(loss) from discontinued operation, net of income tax													(36,876,000)	8,113,000	(42,782,000)	6,045,000	(29,758,000)	3,743,000	(16,512,000)	1,315,000						8,726,000	(1,963,000)	(10,576,000)
Income from discontinued operation, net of income tax																							6,347,000	35,778,000
Loss on sale of discontinued operation, net of income tax																						(15,908,000)
Income (loss) from and on sale of discontinued operations, net of income tax	(1,153,000)	(7,182,000)		(121,544,000)		44,418,000							(36,876,000)	8,113,000	(42,782,000)	6,045,000	(29,758,000)	3,743,000	(16,512,000)	1,315,000		(15,908,000)	6,347,000	35,778,000
Foreign currency translation adjustment													1,488,000		2,688,000		1,285,000		585,000			7,758,000